Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Securities

4. Securities

a) Securities classified at fair value through profit and loss and at fair value through other comprehensive income

	March 31, 2020		December 31, 2019
	Gross carrying amount	Fair value	Gross carrying amount	Fair Value
Financial assets
At fair value through profit and loss	24,911,824	25,091,723	22,332,936	22,443,392

Agribusiness receivables certificates	532,281	515,994	598,085	589,525
Bank deposit certificates (i)	270,022	272,972	244,071	246,827
Brazilian government bonds	15,461,665	15,669,359	15,404,300	15,494,046
Certificate of real estate receivable	211,458	205,546	75,922	75,123
Debentures	1,017,997	973,503	885,344	885,068
Financial credit bills	83,762	82,765	98,068	106,759
Investment funds	4,525,734	4,525,734	3,047,198	3,047,198
USA government bonds	1,856,714	1,857,216	—	—
Real estate credit bill	1,367	1,392	1,282	1,300
Stocks issued by public-held company	312,547	312,547	1,562,965	1,562,965
Structured transaction certificate	305,188	332,039	237,112	256,381
Others (ii)	333,089	342,656	178,589	178,200
At fair value through other comprehensive income	4,836,127	4,896,387	2,608,325	2,616,118

National treasury bill	4,836,127	4,896,387	2,608,325	2,616,118

(i)	Bank deposit certificates include R$ 152,200 (December 31, 2019—R$ 123,817) is being presented as cash equivalents in the statements of cash flows.
(ii)	Mainly related to bonds issued and traded overseas.

b) Securities evaluated at amortized cost

	March 31, 2020		December 31, 2019
	Gross carrying amount	Book Value	Gross carrying amount	Book Value
Financial assets
At amortized cost	1,267,826	1,267,826	2,266,971	2,266,971
Bonds	1,267,826	1,267,826	2,266,971	2,266,971

c) Securities on the financial liabilities classified at fair value through profit or loss

	March 31, 2020		December 31, 2019
	Gross carrying amount	Book value	Gross carrying amount	Book Value
Financial liabilities
At fair value through profit or loss
Securities loaned	721,131	721,131	2,021,707	2,021,707

d) Securities classified by maturity

	Assets		Liabilities
	March 31, 2020	December 31, 2019	March 31, 2020	December 31, 2019
Financial assets
At fair value through P&L and at OCI
Current	8,417,190	9,804,819	721,131	2,021,707

Non-stated maturity	5,405,233	4,999,333	721,131	2,021,707
Up to 3 months	1,814,839	257,544	—	—
From 3 to 12 months	1,197,118	4,547,942	—	—

Non-current	21,570,920	15,254,691	—	—

After one year	21,570,920	15,254,691	—	—

Evaluated at amortized cost
Current	1,267,826	2,266,971	—	—

Up to 3 months	423,837	807,218	—	—
From 3 to 12 months	843,989	1,459,753	—	—

Total	31,255,936	27,326,481	721,131	2,021,707

7. Securities

a)	Securities classified at fair value through profit and loss and at fair value through other comprehensive income are presented in the following table:

	2019		2018
	Gross carrying amount	Fair value	Gross carrying amount	Fair value
Financial assets
At fair value through profit or loss	22,332,936	22,443,392	6,262,735	6,290,971

Agribusiness receivables certificates	598,085	589,525	85,668	85,874
Bank deposit certificates (i)	244,071	246,827	172,451	171,725
Brazilian government bonds	15,404,300	15,494,046	3,826,902	3,853,534
Certificate of real estate receivable	75,922	75,123	208,442	207,167
Debentures	885,344	885,068	325,459	326,403
Financial credit bills	98,068	106,759	45,040	44,663
Investment funds	3,047,198	3,047,198	279,013	279,013
Others (ii)	178,589	178,200	167,714	167,716
Real estate credit bill	1,282	1,300	3,697	4,883
Structured transaction certificate	237,112	256,381	21,275	22,949
Stocks issued by public-held company	1,562,965	1,562,965	1,127,074	1,127,044
At fair value through other comprehensive income	2,608,325	2,616,118	688,731	695,778

National treasury bill	2,608,325	2,616,118	688,731	695,778

(i)	Bank deposit certificates include R$ 123,817 (2018 – R$ 69,647) is being presented as cash equivalents in the statements of cash flows.
(ii)	Mainly related to bonds issued and traded overseas.

b)	Securities evaluated at amortized cost are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial assets
At amortized cost
Bonds	2,266,971	2,266,971	155,292	155,292

c)	Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2019		2018
	Gross carrying amount	Book value	Gross carrying amount	Book value
Financial liabilities
At fair value through profit or loss
Securities loaned	2,021,707	2,021,707	1,259,579	1,259,579

Below is presented the securities classified by maturity:

	Assets		Liabilities
	2019	2018	2019	2018
Financial assets
At fair value through PL and at OCI
Current	9,804,819	1,875,374	2,021,707	1,192,877

Non-stated maturity	4,999,333	1,425,401	2,021,707	—
Up to 3 months	257,544	192,208	—	1,184,972
From 3 to 12 months	4,547,942	257,765	—	7,905
Non-current	15,254,691	5,111,375	—	66,702

After one year	15,254,691	5,111,375	—	66,702

Evaluated at amortized cost
Current	2,266,971	155,292	—	—

Non-staded maturity	807,218	—	—	—
From 3 to 12 months	1,459,753	155,292	—	—

Total	27,326,481	7,142,041	2,021,707	1,259,579